Loss per share	12 Months Ended
Dec. 31, 2019
Loss per share
Loss per share

Note 21 - Loss per share

The following is a reconciliation of the basic and diluted loss per share computation:

	For the years ended December 31,
	2019	2018	2017
Net loss attributable to ordinary shareholders of SGOCO Group Ltd.
— continuing operations	$(19,398)	$(8,174)	$(8,803)
— discontinued operations	(4)	(4,198)	(2,411)
	$(19,402)	$(12,372)	$(11,214)

Weighted average shares used in calculating loss per share — basic and diluted	79,197,068	35,080,704	11,341,629

Loss from continuing operations per share – basic and diluted	$(0.24)	$(0.23)	$(0.78)
Loss from discontinued operations per share – basic and diluted	$(0.00)	$(0.12)	$(0.21)
Net loss per share – basic and diluted	$(0.24)	$(0.35)	$(0.99)

As of December 31, 2019, 2018 and 2017, all the Company’s outstanding warrants and convertible notes were excluded from the diluted loss per share calculation as they were anti-dilutive.